Income Taxes - Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration (Details) $ in Thousands	Dec. 31, 2024 USD ($)
PRC [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	$ 177,767
Hong Kong [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	33,216
Australia [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	17,732
Singapore [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	3,838
United States [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	6,878
Others [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	$ 2